Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 1,896,724	$ 1,721,986	$ 1,582,271
Cost of revenues (exclusive of depreciation and amortization shown below)	1,179,773	1,044,434	947,130
Selling, general and administrative expenses	522,295	502,480	509,849
Depreciation	23,631	21,611	20,484
Amortization of intangible assets	21,293	17,013	15,549
Acquisition-related items (note 5)	3,559	6,599	11,103
Spin-off stock-based compensation costs (note 15)		35,400
Spin-off transaction costs		14,065
Operating earnings	146,173	80,384	78,156
Interest expense, net	9,190	9,039	7,304
Other income, net (note 6)	(2,417)	(1,122)	(1,262)
Earnings before income tax	139,400	72,467	72,114
Income tax (note 16)	47,829	32,552	18,205
Net earnings from continuing operations	91,571	39,915	53,909
Net earnings from discontinued operations, net of income tax (note 4)		1,104	23,807
Net earnings	91,571	41,019	77,716
Non-controlling interest share of earnings	20,085	21,509	25,096
Non-controlling interest redemption increment (note 13)	3,521	(3,837)	9,304
Net earnings attributable to Company	$ 67,965	$ 23,347	$ 43,316
Basic
Continuing operations (Basic) (in dollars per share)	$ 1.76	$ 0.60	$ 0.54
Discontinued operations (Basic) (in dollars per share)		0.03	0.66
(in dollars per share)	1.76	0.63	1.20
Diluted
Continuing operations (Diluted) (in dollars per share)	1.75	0.59	0.54
Discontinued operations (Diluted) (in dollars per share)		0.03	0.65
(in dollars per share)	$ 1.75	$ 0.62	$ 1.19